February 25, 2010

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Bond Index Funds (the Trust) File No. 33-6001

Commissioners:

Enclosed is Post-Effective Amendment No. 54 to the Trust's registration statement on Form N-1A. The purposes of this Amendment are to: (1) introduce new target indexes for Vanguard Total Bond Market Index Fund, Vanguard Total Bond Market II Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund (the "Funds") and (2) include a number of non-material editorial changes for the Funds.

With the exception of references to the Funds' target indexes, the prospectus disclosure is substantially identical to the disclosures we have used throughout this prospectus update season, which you have been reviewing over the past several months. The disclosure regarding the Funds, aside from references to target indexes, is essentially identical to that which appears in the Funds' current prospectuses.

In light of this, the only changes to the Amendment that differ substantively from disclosure in the Funds' current prospectuses, result from references to the Funds' target indexes. These changes can be found in the sections entitled Summary (pages 3, 8, 13, 18), and More on the Funds (pages 23, 24, 25). Consequently, in accordance with SEC Release No. 33-6510, we are requesting selective review of this Amendment. We ask that you limit your review of the Amendment to the above-referenced sections.

Pursuant to Rule 485(a) under the Securities Act of 1933, we are designating an effective date of April 27, 2010 for this Amendment. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include: (1) text addressing any SEC staff comments regarding the 485(a) filing, and (2) the annual update for the remaining series of the Trust, including updated financial statements. The remaining series, Vanguard Inflation Protected Securities Fund, will be filed in the same submission as the above referenced 485(b) filing, but will be filed pursuant to Rule 485(b)(1)(vii) under the Securities Act of 1933 following a request for permission to so file that was submitted on January 19, 2010. The Vanguard Inflation Protected Securities Fund prospectuses will not contain disclosures that would render them ineligible to become effective under Rule 485(b).

Pursuant to Rule 485(d)(2), the Rule 485(b) filing will designate April 27, 2010 as its effective date so that both the 485(b) filing and this 485(a) filing will go effective concurrently.

Please contact me at (610) 669-1538 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

The Vanguard Group, Inc.

Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.

cc:	Christian Sandoe, Esq.
Securities & Exchange Commission